ADVANCES FROM CUSTOMERS	9 Months Ended
Sep. 30, 2014
ADVANCES FROM CUSTOMERS [Abstract]
ADVANCES FROM CUSTOMERS
11.	ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group's revenue recognition policy.

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	As of December 31,	As of September 30,
	2013	2014
Customer E*	$15,987,573	$9,308,736
Customer F	4,220,355	3,364,155
Customer G	2,996,550	1,086,393
Others	1,937,418	424,524
Total	$25,141,896	$14,183,808
Less: Current portion of Advance from customers	$13,217,775	$9,566,995
Long term advance from customers	$11,924,121	$4,616,813

*

Pursuant to the terms of the Company's revised supply agreement with this customer the Company will deliver monthly amounts of polysilicon, totaling no less than $0.4 million from April 2014 to September 2016, or until such time as the advance has been fully utilized.